NOTE 7- LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Debt [Table Text Block]	The following table sets forth the composition of long term debt at June 30, 2012.
2012

Vehicle loans	$146,261
Capital leases	7,023
$153,284